Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Money Market Portfolio | Administrative Class
Prospectus [Line Items]
Annual Return [Percent]	none	none	none	none	none	none	none	none	none	0.24%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Tax-Exempt Portfolio | Administrative Class
Prospectus [Line Items]
Annual Return [Percent]	none	none	none	none	none	none	none	none	none	0.30%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Money Market Portfolio | Advisory Class
Prospectus [Line Items]
Annual Return [Percent]	4.11%	5.08%	4.86%	1.48%	0.04%	0.44%	2.10%	1.78%	0.89%	0.30%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Tax-Exempt Portfolio | Advisory Class
Prospectus [Line Items]
Annual Return [Percent]	none	none	none	none	none	none	none	none	none	0.30%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Money Market Portfolio | Cash Management Class
Prospectus [Line Items]
Annual Return [Percent]	4.21%	5.19%	5.02%	1.56%	0.03%	0.51%	2.20%	1.87%	0.99%	0.34%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Tax-Exempt Portfolio | Cash Management Class
Prospectus [Line Items]
Annual Return [Percent]	2.47%	3.08%	3.00%	0.87%	none	0.36%	1.19%	1.12%	0.51%	0.35%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Money Market Portfolio | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	none	none	none	none	none	none	none	none	none	0.28%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Tax-Exempt Portfolio | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	none	none	none	none	none	none	none	none	none	0.33%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Money Market Portfolio | Participant Class
Prospectus [Line Items]
Annual Return [Percent]	3.84%	4.82%	4.64%	1.32%	0.03%	0.32%	1.84%	1.53%	0.63%	0.06%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Tax-Exempt Portfolio | Participant Class
Prospectus [Line Items]
Annual Return [Percent]	none	none	none	none	none	none	none	none	none	0.23%
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Money Market Portfolio | Select Class
Prospectus [Line Items]
Annual Return [Percent]	3.54%	4.51%
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Tax-Exempt Portfolio | Select Class
Prospectus [Line Items]
Annual Return [Percent]	1.81%
Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Money Market Portfolio | Wealth Class
Prospectus [Line Items]
Annual Return [Percent]	4.37%	5.35%	5.14%	1.68%	0.05%	0.65%	2.34%	2.03%	1.14%	0.52%
Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Tax-Exempt Portfolio | Wealth Class
Prospectus [Line Items]
Annual Return [Percent]	2.63%	3.24%	3.16%	0.99%	none	0.44%	1.35%	1.26%	0.66%	0.47%
Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Money Market Portfolio | Wealth S Class
Prospectus [Line Items]
Annual Return [Percent]	4.31%	5.29%	5.11%	1.65%	0.03%	0.59%	2.30%	1.98%	1.08%	0.45%
Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Tax-Exempt Portfolio | Wealth S Class
Prospectus [Line Items]
Annual Return [Percent]	2.58%	3.19%	3.10%	0.95%	none	0.40%	1.30%	1.21%	0.60%	0.43%
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Money Market Portfolio | Impact Partner Class
Prospectus [Line Items]
Annual Return [Percent]	4.37%
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Money Market Portfolio | Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	4.37%
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Tax-Exempt Portfolio | Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	2.63%